Employee Benefits - Schedule of Net Defined Benefit Liability (Detail) - Defined benefit plans [member] - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation for net defined benefit liability and its components [line items]
Present value of defined benefit obligation	$ (3,155,988)	$ (3,257,962)
Fair value of plan assets	2,542,831	2,367,273
Net defined benefit liability	$ (613,157)	$ (890,689)